June 30, 2009	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

TABLE OF CONTENTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
   The 2009 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments in Affiliated Mutual Funds:
Money Market Portfolio	$1,165,142
Equity Portfolio		$8,886,769
Inflation Managed Portfolio			$659,980
Main Street® Core Portfolio				$2,048,335
Multi-Strategy Portfolio					$1,804,819
Managed Bond Portfolio						$7,155,805
High Yield Bond Portfolio							$113,202
Equity Index Portfolio								$1,241,749
International Value Portfolio									$650,928
Growth LT Portfolio										$1,926,599
Receivables:
Fund shares redeemed	39	302	22	69	61	242	4	42	22	65

Total Assets	1,165,181	8,887,071	660,002	2,048,404	1,804,880	7,156,047	113,206	1,241,791	650,950	1,926,664

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	39	302	22	69	61	242	4	42	22	65
Other	1,321	14,909	596	3,817	3,212	1,963	138	1,901	1,295	2,909

Total Liabilities	1,360	15,211	618	3,886	3,273	2,205	142	1,943	1,317	2,974

NET ASSETS	$1,163,821	$8,871,860	$659,384	$2,044,518	$1,801,607	$7,153,842	$113,064	$1,239,848	$649,633	$1,923,690

Units Outstanding	483,076	2,030,616	197,213	890,614	875,548	3,110,145	68,534	601,371	556,496	817,250

Accumulation Unit Value	$2.41	$4.37	$3.34	$2.30	$2.06	$2.30	$1.65	$2.06	$1.17	$2.35

Cost of Investments	$1,157,809	$9,579,570	$651,750	$2,026,210	$2,251,050	$7,207,539	$134,237	$1,441,811	$893,651	$2,096,808

Shares Owned in each Portfolio	115,385	711,875	63,810	144,221	191,592	682,640	21,201	61,455	69,854	132,608

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2,412	$6,759	$11,490	$168	$101,576	$242,845	$3,492	$49	$55	$20,793
EXPENSES
Mortality and expense risk fees and operating expenses	7,496	50,667	3,575	11,501	10,253	41,892	650	7,028	3,554	10,807

Net Investment Income (Loss)	(5,084)	(43,908)	7,915	(11,333)	91,323	200,953	2,842	(6,979)	(3,499)	9,986

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(104)	(302,870)	187	(54,467)	(47,056)	12,337	(1,879)	(19,518)	(45,262)	(31,180)
Capital gain distributions from affiliated mutual fund investments	—	—	27,001	—	—	482,161	—	—	—	—

Realized Gain (Loss)	(104)	(302,870)	27,188	(54,467)	(47,056)	494,498	(1,879)	(19,518)	(45,262)	(31,180)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	118	1,210,388	20,733	194,606	91,027	(17,446)	16,120	52,188	77,525	189,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,070)	$863,610	$55,836	$128,806	$135,294	$678,005	$17,083	$25,691	$28,764	$168,485

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,084)	$11,213	($43,908)	($95,756)	$7,915	$10,881	($11,333)	$3,158	$91,323	($31,497)
Realized gain (loss)	(104)	775	(302,870)	2,019,757	27,188	14,942	(54,467)	433,430	(47,056)	287,551
Change in unrealized appreciation (depreciation) on investments	118	2,500	1,210,388	(8,448,176)	20,733	(91,806)	194,606	(1,823,724)	91,027	(1,765,649)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,070)	14,488	863,610	(6,524,175)	55,836	(65,983)	128,806	(1,387,136)	135,294	(1,509,595)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	34	19,494	28,713	6,583	—	—	3	456	8	360
Transfers between variable and fixed accounts, net	(28,912)	143,356	(207,607)	(299,184)	65,298	18,446	(39,854)	(89,134)	6,688	(38,010)
Transfers—contract charges and deductions	—	(20,862)	(49,471)	(228,633)	(5,420)	(66,272)	—	(45,281)	(29,015)	(53,683)
Transfers—surrenders	(66,414)	(268,632)	(305,384)	(1,071,404)	—	(117,548)	(32,623)	(315,270)	(18,729)	(470,140)
Transfers—other	4	(21)	(1,377)	9,017	751	148	(274)	2,435	1,104	2,720

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(95,288)	(126,665)	(535,126)	(1,583,621)	60,629	(165,226)	(72,748)	(446,794)	(39,944)	(558,753)

NET INCREASE (DECREASE) IN NET ASSETS	(100,358)	(112,177)	328,484	(8,107,796)	116,465	(231,209)	56,058	(1,833,930)	95,350	(2,068,348)

NET ASSETS
Beginning of Year or Period	1,264,179	1,376,356	8,543,376	16,651,172	542,919	774,128	1,988,460	3,822,390	1,706,257	3,774,605

End of Year or Period	$1,163,821	$1,264,179	$8,871,860	$8,543,376	$659,384	$542,919	$2,044,518	$1,988,460	$1,801,607	$1,706,257

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$200,953	$231,605	$2,842	$8,819	($6,979)	$11,776	($3,499)	$14,222	$9,986	($20,268)
Realized gain (loss)	494,498	86,416	(1,879)	(3,798)	(19,518)	79,126	(45,262)	(79,898)	(31,180)	273,786
Change in unrealized appreciation (depreciation) on investments	(17,446)	(527,869)	16,120	(35,475)	52,188	(865,476)	77,525	(648,595)	189,679	(1,661,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	678,005	(209,848)	17,083	(30,454)	25,691	(774,574)	28,764	(714,271)	168,485	(1,407,718)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	221	676	—	—	—	32	—	—	3	50
Transfers between variable and fixed accounts, net	(22,140)	(37,394)	1,868	28,175	(14,495)	(396)	(19,520)	(114,139)	(20,724)	81,128
Transfers—contract charges and deductions	(5,388)	(42,604)	—	(126)	—	(6,680)	—	(24,440)	—	(127,673)
Transfers—surrenders	(261,217)	(433,907)	(4,787)	(622)	(2,505)	(95,622)	(3,576)	(83,712)	(8,827)	(67,184)
Transfers—other	(166)	65	(21)	34	(59)	1,091	(83)	1,128	(272)	1,835

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(288,690)	(513,164)	(2,940)	27,461	(17,059)	(101,575)	(23,179)	(221,163)	(29,820)	(111,844)

NET INCREASE (DECREASE) IN NET ASSETS	389,315	(723,012)	14,143	(2,993)	8,632	(876,149)	5,585	(935,434)	138,665	(1,519,562)

NET ASSETS
Beginning of Year or Period	6,764,527	7,487,539	98,921	101,914	1,231,216	2,107,365	644,048	1,579,482	1,785,025	3,304,587

End of Year or Period	$7,153,842	$6,764,527	$113,064	$98,921	$1,239,848	$1,231,216	$649,633	$644,048	$1,923,690	$1,785,025

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period			Ratios of Investment	Ratios of Expenses
Variable Accounts		Total Units	Total Net	Income to Average	to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Net Assets (2)	Returns (3)

I
01/01/2009 - 6/30/2009 (Unaudited)	$2.41	483,076	$1,163,821	0.40%	1.23%	(0.41%)
2008	2.42	522,558	1,264,179	2.10%	1.23%	1.11%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%

II
01/01/2009 - 6/30/2009 (Unaudited)	$4.37	2,030,616	$8,871,860	0.16%	1.23%	10.73%
2008	3.95	2,165,193	8,543,376	0.50%	1.23%	(41.84%)
2007	6.78	2,454,205	16,651,172	0.21%	1.24%	4.96%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%

IV
01/01/2009 - 6/30/2009 (Unaudited)	$3.34	197,213	$659,384	3.95%	1.23%	9.95%
2008	3.04	178,532	542,919	2.76%	1.23%	(10.45%)
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%

VII
01/01/2009 - 6/30/2009 (Unaudited)	$2.30	890,614	$2,044,518	0.02%	1.23%	7.03%
2008	2.14	927,110	1,988,460	1.34%	1.23%	(39.62%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%

IX
01/01/2009 - 6/30/2009 (Unaudited)	$2.06	875,548	$1,801,607	12.18%	1.23%	8.05%
2008	1.90	895,960	1,706,257	0.15%	1.23%	(45.66%)
2007	3.50	1,077,114	3,774,605	2.83%	1.24%	3.06%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%

X
01/01/2009 - 6/30/2009 (Unaudited)	$2.30	3,110,145	$7,153,842	7.13%	1.23%	10.23%
2008	2.09	3,241,818	6,764,527	4.46%	1.23%	(2.91%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%

XI
01/01/2009 - 6/30/2009 (Unaudited)	$1.65	68,534	$113,064	6.61%	1.23%	17.32%
2008	1.41	70,347	98,921	9.11%	1.23%	(23.15%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%

XII
01/01/2009 - 6/30/2009 (Unaudited)	$2.06	601,371	$1,239,848	0.01%	1.23%	2.52%
2008	2.01	612,225	1,231,216	1.93%	1.23%	(38.12%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%

XIII
01/01/2009 - 6/30/2009 (Unaudited)	$1.17	556,496	$649,633	0.02%	1.23%	6.15%
2008	1.10	585,643	644,048	2.48%	1.23%	(48.42%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%

XIV
01/01/2009 - 6/30/2009 (Unaudited)	$2.35	817,250	$1,923,690	2.37%	1.23%	9.87%
2008	2.14	833,152	1,785,025	0.48%	1.23%	(41.68%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on Page 5
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios do not include expenses of the underlying portfolios in which the variable accounts invest. The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 5), as follows:

Variable Accounts	Portfolios
I	Money Market Portfolio
II	Equity Portfolio
IV	Inflation Managed Portfolio
VII	Main Street® Core Portfolio
IX	Multi-Strategy Portfolio
X	Managed Bond Portfolio
XI	High Yield Bond Portfolio
XII	Equity Index Portfolio
XIII	International Value Portfolio
XIV	Growth LT Portfolio
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented Statement of Financial Accounting Standards No. 165, Subsequent Events, issued by the Financial Accounting Standards Board (“FASB”) in May 2009. The Separate Account’s management has evaluated subsequent events occurring subsequent to June 30, 2009 through the date the Semi-Annual Report for this Separate Account was issued on August 25, 2009.
     In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168 (“SFAS 168”), The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for the Separate Account as of December 31, 2009, and will change how the Separate Account references U.S. GAAP in its notes to financial statements.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among Variable Accounts to which the Contract value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the six-month period ended June 30, 2009, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the period ended June 30, 2009, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Account invests.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc. (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. TRANSACTIONS WITH AFFILIATES
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to PSD for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of the Fund, which are provided separately. For the period ended June 30, 2009, PLFA received advisory fees from the Fund at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Fund of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the period ended June 30, 2009, were as follows:

Variable Accounts	Purchases	Sales
I	$—	$102,789
II	3,244	4,587,524
IV	72,954	16,652
VII	5,094	89,069
IX	5,890	55,901
X	7,429	337,844
XI	2,599	6,167
XII	3,002	27,030
XIII	8,316	34,964
XIV	5,100	45,450

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. FAIR VALUE MEASUREMENTS
     Under Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by FASB, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holding. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2009, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157, were as follows:

Variable Accounts	Total Value
I	$1,165,142
II	8,886,769
IV	659,980
VII	2,048,335
IX	1,804,819
X	7,155,805
XI	113,202
XII	1,241,749
XIII	650,928
XIV	1,926,599
8. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2009 and the year ended December 31, 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
I	14	(39,496)	(39,482)	68,126	(120,811)	(52,685)
II	7,974	(142,551)	(134,577)	2,242	(291,254)	(289,012)
IV	22,833	(4,152)	18,681	16,370	(65,798)	(49,428)
VII	3,098	(39,594)	(36,496)	9,104	(158,085)	(148,981)
IX	3,662	(24,074)	(20,412)	18,901	(200,055)	(181,154)
X	4,308	(135,981)	(131,673)	29,147	(271,284)	(242,137)
XI	1,733	(3,546)	(1,813)	21,899	(7,249)	14,650
XII	1,952	(12,806)	(10,854)	24,329	(60,547)	(36,218)
XIII	10,145	(39,292)	(29,147)	20,534	(175,651)	(155,117)
XIV	2,927	(18,829)	(15,902)	43,493	(109,920)	(66,427)

Pacific Life Insurance Company
PO Box 2378
Omaha, NE 68103-2378

CHANGE SERVICE REQUESTED

Semi-Annual Report
as of June 30, 2009

•	Pacific Corinthian Variable
Separate Account of
Pacific Life Insurance Company

Form No. 1211-09A